Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost) (Detail) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liabilities [line items]
Loans and advances to banks	€ 27,443	€ 16,709
Loans and advances to customers	662,687	647,313
Deposits from banks	20,496	23,257
Customer deposits	692,577	650,276
Debt securities in issue	141,175	124,670
Subordinated loans	15,933	15,401
Financial liabilities
Disclosure of fair value measurement of assets and liabilities [line items]
Deposits from banks	20,157	22,799
Customer deposits	691,998	649,609
Debt securities in issue	142,215	125,253
Subordinated loans	16,189	15,361
Financial liabilities	870,558	813,022
Financial liabilities | Level 1
Disclosure of fair value measurement of assets and liabilities [line items]
Deposits from banks
Customer deposits
Debt securities in issue	74,190	62,197
Subordinated loans	15,948	15,050
Financial liabilities	90,138	77,248
Financial liabilities | Level 2
Disclosure of fair value measurement of assets and liabilities [line items]
Deposits from banks	12,078	15,066
Customer deposits	70,600	52,486
Debt securities in issue	36,811	42,606
Subordinated loans	241	311
Financial liabilities	119,729	110,469
Financial liabilities | Level 3
Disclosure of fair value measurement of assets and liabilities [line items]
Deposits from banks	3,837	3,968
Customer deposits	45,623	41,063
Debt securities in issue	31,214	20,450
Subordinated loans
Financial liabilities	80,674	65,482
Financial liabilities | Carrying Amount
Disclosure of fair value measurement of assets and liabilities [line items]
Deposits from banks	20,496	23,257
Customer deposits	692,577	650,276
Debt securities in issue	141,175	124,670
Subordinated loans	15,933	15,401
Financial liabilities	870,181	813,603
Financial liabilities | Carrying amount presented as fair value1
Disclosure of fair value measurement of assets and liabilities [line items]
Deposits from banks	4,242	3,764
Customer deposits	575,775	556,060
Debt securities in issue
Subordinated loans
Financial liabilities	580,017	559,824
Financial Assets
Disclosure of fair value measurement of assets and liabilities [line items]
Loans and advances to banks	27,507	16,662
Loans and advances to customers	637,482	623,381
Securities at amortised cost	47,151	46,010
Financial assets	712,140	686,053
Financial Assets | Level 1
Disclosure of fair value measurement of assets and liabilities [line items]
Loans and advances to banks
Loans and advances to customers
Securities at amortised cost	42,202	40,041
Financial assets	42,202	40,041
Financial Assets | Level 2
Disclosure of fair value measurement of assets and liabilities [line items]
Loans and advances to banks	19,981	11,430
Loans and advances to customers	14,228	14,602
Securities at amortised cost	2,994	4,277
Financial assets	37,204	30,308
Financial Assets | Level 3
Disclosure of fair value measurement of assets and liabilities [line items]
Loans and advances to banks	3,862	2,511
Loans and advances to customers	603,378	593,098
Securities at amortised cost	1,954	1,693
Financial assets	609,194	597,302
Financial Assets | Carrying Amount
Disclosure of fair value measurement of assets and liabilities [line items]
Loans and advances to banks	27,443	16,709
Loans and advances to customers	662,687	647,313
Securities at amortised cost	49,537	48,313
Financial assets	739,666	712,335
Financial Assets | Carrying amount presented as fair value1
Disclosure of fair value measurement of assets and liabilities [line items]
Loans and advances to banks	3,664	2,722
Loans and advances to customers	19,876	15,681
Securities at amortised cost
Financial assets	€ 23,540	€ 18,403